Restatement of Quarterly Financial Information (Unaudited) (Details 2) - Successor [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Beginning balance, value	$ 16,268	$ 20,881	$ 25,398	$ 25,398		$ 25,398
Net loss	(5,434)	(5,468)	(10,638)	(16,072)	$ (49,238)	(19,408)
Ending balance, value	13,633	16,268	16,268	13,633	25,398	15,592
Retained Earnings [Member]
Beginning balance, value	(68,439)	(62,971)	(57,801)	(57,801)	(8,563)	(57,801)
Net loss	(5,434)	(5,468)			(49,238)	(19,408)
Ending balance, value	(73,873)	(68,439)	(68,439)	(73,873)	$ (57,801)	$ (77,209)
Previously Reported [Member]
Beginning balance, value	16,480	20,881
Net loss	(5,004)	(5,256)	(10,426)	(15,430)
Ending balance, value	14,275	16,480	16,480	14,275
Previously Reported [Member] | Retained Earnings [Member]
Beginning balance, value	(68,227)	(62,971)
Net loss	(5,004)	(5,256)
Ending balance, value	(73,231)	(68,227)	(68,227)	(73,231)
Revision of Prior Period, Adjustment [Member]
Beginning balance, value	(212)
Net loss	(71)	(212)	(212)	(283)
Ending balance, value	(283)	(212)	(212)	(283)
Revision of Prior Period, Adjustment [Member] | Retained Earnings [Member]
Beginning balance, value	(212)
Net loss	(71)	(212)
Ending balance, value	(283)	(212)	(212)	(283)
Adjustments To Accrued Legal Fees [Member]
Beginning balance, value
Net loss	(359)			(359)
Ending balance, value	(359)			(359)
Adjustments To Accrued Legal Fees [Member] | Retained Earnings [Member]
Beginning balance, value
Net loss	(359)
Ending balance, value	$ (359)			$ (359)